UNAUDITED CONDENSED BALANCE SHEET (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Purchase price, per unit	$ 10.00	$ 10.00
Class A Common Stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	100,000,000	100,000,000
Common shares, shares issued	2,508,091	0
Common shares, shares outstanding	2,508,091	0
Class A Common Stock Subject to Redemption
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	33,039,409	33,039,409
Temporary equity, shares outstanding	33,039,409	0
Purchase price, per unit	$ 10.00	$ 10.00
Class B Common Stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	10,000,000	10,000,000
Common shares, shares issued	8,625,000	8,625,000
Common shares, shares outstanding	8,625,000	8,625,000
Common stock subject to redemption
Temporary equity, shares issued	33,039,409	0